14. RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
14. RELATED PARTY TRANSACTIONS

On June 30, 2013 ACS sold 1,000,000 shares of its common stock to Robert Frichtel and 1,150,000 shares of its common stock to Roberto Lopesino at a price of $0.001 per share.  On June 30, 2013 ACS also sold 10,250,000 shares of its common stock to an unaffiliated group of private investors at a price of $0.001 per share.  On August 14, 2013, the shareholders of ACS exchanged 12,400,000 shares of their ACS for 12,400,000 shares of our common stock.

Subsequently, one unaffiliated person which received 2,000,000 shares in August 2013 transferred 100,000 shares to Christopher Taylor and 150,000 to another non-affiliated shareholder.  The remaining 1,750,000 shares held by this person were returned to treasury and cancelled on January 14, 2014.

During the period from June 5, 2013 to December 31, 2013, sales of $8,362 were made to Admiral Bay Resources and Running Foxes Petroleum, Inc., companies controlled by Steven Tedesco, our Chief Executive Officer at that time.  During the period from June 5, 2013 to December 31, 2013, we paid employees of Atoka Colabs, LLC, $762 for producing the maps we sold.  Atoka is also controlled by Mr. Tedesco. Both the related party revenue and employee expenses are classified as discontinued operations in the Statement of Operations. We recognized no related party revenues or employee costs in the three months ended March 31, 2014.